Lease (Tables)	3 Months Ended
Mar. 31, 2025
Lease [Abstract]
Disclosure of quantitative information about right-of-use assets
Changes in right-of-use assets and lease liabilities as of March 31, 2025, and March 31, 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(283)	—
Interest expense relating to lease liabilities	—	61
Payments of lease liabilities	—	(269)
Translation differences	21	21
Balance at March 31, 2025	$4,046	$4,486

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Depreciation	(733)	—
Interest expense relating to lease liabilities	—	104
Payments of lease liabilities	—	(896)
Translation differences	(191)	(247)
Balance at March 31, 2024	$6,147	$6,538

Disclosure of quantitative information about lease liabilities
Changes in right-of-use assets and lease liabilities as of March 31, 2025, and March 31, 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(283)	—
Interest expense relating to lease liabilities	—	61
Payments of lease liabilities	—	(269)
Translation differences	21	21
Balance at March 31, 2025	$4,046	$4,486

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Depreciation	(733)	—
Interest expense relating to lease liabilities	—	104
Payments of lease liabilities	—	(896)
Translation differences	(191)	(247)
Balance at March 31, 2024	$6,147	$6,538